ANNUAL REPORT

--------------------------------------------------------------------------------

                                  Massachusetts
                                 Tax-Free Income
                                      Fund

                                 AUGUST 31, 1997

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Fund

================================================================================

                                    TRUSTEES
                            EDWARD J. BOUDREAU, JR.
                              DENNIS S. ARONOWITZ*
                            RICHARD P. CHAPMAN, JR.*
                              WILLIAM J. COSGROVE*
                               DOUGLAS M. COSTLE*
                               LELAND O. ERDAHL*
                              RICHARD A. FARRELL*
                                GAIL D. FOSLER*
                               WILLIAM F. GLAVIN*
                                ANNE C. HODSDON
                               DR. JOHN A. MOORE*
                             PATTI MCGILL PETERSON*
                                 JOHN W. PRATT*
                              RICHARD S. SCIPIONE
                                EDWARD SPELLMAN*
                        *Members of the Audit Committee

                                    OFFICERS
                            EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                               Vice Chairman and
                            Chief Investment Officer
                                ANNE C. HODSDON
                                   President
                                JAMES B. LITTLE
                           Senior Vice President and
                            Chief Financial Officer
                                SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                               THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                   CUSTODIAN
                        INVESTORS BANK AND TRUST COMPANY
                              200 CLARENDON STREET
                          BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                     JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                          JOHN HANCOCK ADVISERS, INC.
                             101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                             101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                 LEGAL COUNSEL
                               HALE AND DORR LLP
                                60 STATE STREET
                          BOSTON, MASSACHUSETTS 02109

                              INDEPENDENT AUDITORS
                              PRICE WATERHOUSE LLP
                               160 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

The Taxpayer Relief Act of 1997 recently signed into law by President
Clinton includes new twists and important changes to Individual Retirement Account (IRA) laws. The provisions will, among other things, allow more people to qualify for annual tax-deductible IRA contributions and to save tax-free for college. They also allow IRA investors to withdraw money penalty-free from all IRAs to buy a first home or pay for college expenses.

[A 1 x 1 1/4" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

      For existing deductible IRAs, the law doubles income limits over the next eight to 10 years for those eligible to deduct an annual IRA contribution of up to $2,000. For individuals, the annual income cap will increase incrementally from the current $25,000 to $50,000 by 2005. For couples, the limit would increase from $40,000 today to $80,000 in 2007. The new law allows non-working spouses to make IRA contributions even if their spouse is covered by a pension plan at work, provided the couple's joint income is less than $150,000.

      The law also creates two new IRA investment vehicles. One, called the "Roth IRA" after its principal congressional sponsor, allows for non-deductible annual contributions up to a $2,000 maximum. But income accumulates tax-free and if the account has been open for five years, distributions are tax-free if they are used after age 591/2 or upon death, disability or a first-time home purchase. Withdrawals for higher-education expenses would not be subject to a 10% penalty. Eligible investors must earn less than $95,000 per year individually or $150,000 per couple.

      A second new IRA plan is called the "Education IRA," which allows non-deductible contributions of up to $500 per year, per child under age 18. Earnings in the account accumulate tax-free, and withdrawals are also not taxed when applied toward undergraduate or graduate-level expenses. Eligible investors are subject to the same income restrictions as the Roth IRA.

      The law has also made some important changes in capital gains tax rates and estate tax laws. But the devil is in the details, and so we recommend exploring how you can benefit from the changes with your investment professional and tax advisor. The Taxpayer Relief Act of 1997 gives investors new options toward savings. It's a move we applaud.

Sincerely,


/s/ Edward J. Boudreau, Jr.
------------------------------------------------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                     By Dianne Sales, CFA, Portfolio Manager

                                  John Hancock
                             Massachusetts Tax-Free
                                   Income Fund

                    Municipal bonds turn in solid performance

The bond market rode waves of volatility over the last 12 months. Fear about a rebirth of inflation -- dreaded by bond holders for its erosive effects on fixed income investments -- alternated during the year with elation over economic data that showed inflation at barely noticeable levels. When the economy picked up steam early this year and investors' concerns grew, the Federal Reserve Board raised interest rates a quarter percentage point as an insurance policy against inflation. Interest rates rose and bond prices fell both leading up to, and in the wake of, the Fed action. In fact, the conflicting opinions of analysts who held to the traditional theory that a surging economy inevitably leads to higher inflation, and of those who embrace the "new era" belief that the economy can grow at a faster pace today without inflation, added to the market's wavering. But by the end of April, bonds staged a rally that lasted through July as it became clear that the economy had slowed from its blistering first quarter 1997 pace and the Fed made no further attempts to rein it in.

      Even with the increased volatility, bonds moved ahead overall during the year. Municipal bond performance was further enhanced by the continuing positive trends of reduced supply and strong demand. With this backdrop, John Hancock Massachusetts Tax-Free Income Fund


[A 2 1/2" x 3 3/4" photo of Fund management team. Caption reads: "Dianne Sales-Singer (seated) and Fund management team members (l-r); Mike Roye, Holly Morris and Frank Lucibella".]

Performance
is boosted by
bonds with
attractive yield
and good call
protection.

================================================================================

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

[Pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into 10 sections. Going from top left to right; Water & Sewer 9%; General Obligation 14%; Certificate of Participation 1%; Education 17%; Electric 9%; Health 16%; Housing 9%; Industrial Development 10%; Other 5%; Transportation 10%. Footnote below states "As a percentage of net assets on August 31, 1997".]

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers." The first listing is Puerto Rico Aqueduct and Sewer followed by an up arrow and the phrase "Good bond call structure". The second listing is MIFA - American Hingham Water followed by an up arrow and the phrase "Improving economy; essentiality of service." The third listing is Housing bonds followed by a down arrow and the phrase "Short call structure". A footnote below states "See `Schedule of Investments.' Investment holdings are subject to change."]

"The state's
economy
keeps build-
ing at a
solid, steady
rate."

---------------------------------------------------------------------------

turned in a strong performance. For the 12 months ended August 31, 1997, the Fund's Class A shares posted a total return of 9.85% at net asset value. By comparison, the average Massachusetts municipal bond fund returned an average 8.55%, according to Lipper Analytical Services, Inc. 1 Please see pages six and seven for longer-term performance. The Fund's Class B shares, which began on October 3, 1996, returned 7.08% at net asset value from inception through August 31, 1997.

Strategy and performance review

Throughout the year, our careful management of portfolio duration helped the Fund's performance. Duration is a measure of how much a bond's price changes in response to changing interest rates. The shorter the duration, the less a bond's price moves with rate changes. At the beginning of the period last September, the Fund's duration was longer than average, helping us in last fall's market rally. As the economy heated up earlier this year, we became more conservative and made duration shorter than average, which helped in the market's spring retreat. But in May when inflation fears ebbed, we reversed course and brought duration back to neutral relative to our peers. We're keeping it there for now, given the rally that's already occurred and the market's skittishness about the economy's strength.

      Performance boosts came during the year from our bonds with attractive yields and good call protection (the length of time during which a security cannot be redeemed prior to its maturity). In particular, our non-callable bonds, those that cannot be redeemed before their scheduled maturity, did well. Our focus on bonds with good structure has been a priority for the Fund over the past several years. As we have discussed in previous reports, having strong call protection helps the Fund maintain greater income stability by preventing a greater portion of the Fund's holdings from being called away by municipalities looking to refinance their debt at lower interest rates. Early calls can reduce returns because bondholders are forced to reinvest the proceeds at lower yields.

      By far the strongest contributors to the Fund's performance over the last 12 months were our uninsured, lower-rated bonds. Now that 65% of municipal bonds coming to the market have bond insurance (a policy that ensures the timely payment of principal and interest), the supply of lower-rated, uninsured bonds has dwindled. At the same time, demand for these higher-yielding bonds has increased, causing their prices to rise

================================================================================

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

--------------------------------------------------------------------------------

Bar chart with heading "Fund Performance" at top of left hand column. The chart is scaled in increments of 2% from bottom to top, with 10% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 9.85% total return for the John Hancock Massachusetts Tax-Free Income Fund. The second represents the 7.08% total return for the average Massachusetts Tax Free Income Fund Class B. The third represents the 8.55% total return for the Average Massachusetts municipal bond fund. A footnote below reads: "The total return for John Hancock Massachusetts Tax-Free Income Fund is at net asset value with all distributions reinvested. The average Massachusetts municipal bond fund is tracked by Lipper Analytical Services, Inc. (1) See following two pages for historical performance information. For class A shares and the average Massachusetts municipal bond fund, returns are for the year ended August 31, 1997.

* For class B shares, return is from inception October 3, 1996 through August 31,1997.

-----------------------------------------------------------------------------

significantly in the last 12 months. Our in-depth credit analysis has led us to some uninsured bonds with solid underlying fundamentals, strong liquidity and attractive yields.

      Among our best-performing BBB-rated bonds were those issued by the Massachusetts Industrial Financial Authority (MIFA) for American Hingham Water Company, a private company providing essential water services to the Hingham area south of Boston. Our uninsured holdings in the hospital sector have also continued to perform very well, due to both the strength of the underlying credits and ongoing hospital mergers. For example, New England Deaconess and Beth Israel hospitals are moving ahead with their consolidation plans, gaining all-important cost efficiencies in the process.

      Non-rated bonds have also been strong performers. These are bonds that have not been rated by any of the credit rating agencies for a variety of reasons, ranging from the small size or structure of the offering, to the industry involved, to a perceived higher degree of risk. But with careful analysis and selection, non-rated bonds offer good opportunities. A perfect example were our non-rated bonds issued by MIFA for a senior independent living complex in East Longmeadow. These bonds are attractive because of the strong demographics in the East Longmeadow area and because of the complex's attractive design and well-established, respected management team.

A look ahead

We're encouraged by the prospects for the Massachusetts municipal bond market. The state's economy keeps building at a solid, steady rate. Real estate has rebounded sharply, unemployment is lower than the national average and state revenues remain above expectations. In this positive environment, the state has begun to address the backlog of infrastructure needs left over from the lean years. That's good news not only for the state, but also for municipal bond funds that have been constrained by the paucity of new bond issuance in Massachusetts for several years now. We'll watch to see what opportunities emerge, especially as the state makes clearer how it intends to pay for its largest project to date --rebuilding the Central Artery in downtown Boston.

"...we'll
continue to
focus on
increasing
the Fund's
competitive
yield..."

--------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

1 Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Massachusetts Tax-Free Income Fund. Total return is a performance measure that equals the sum of all income and capital gains distributions, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 4.5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Performance is affected by a 12b-1 plan. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

      Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax. Also note that capital gains are taxable when distributed to shareholders.

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended June 30, 1997
                                                One         Five      Life
                                                Year        Years     Of Fund
                                                -----       -----     -------
John Hancock Massachusetts Tax-Free
Income Fund: Class A                            3.82%       32.98%    110.36%(1)
John Hancock Massachusetts Tax-Free
Income Fund: Class B                            0.20%(2)    N/A       N/A

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended June 30, 1997
                                                One         Five      Life
                                                Year        Years     Of Fund
                                                -----       -----     -------
John Hancock Massachusetts Tax-Free
Income Fund: Class A(3)                         3.82%       5.87%     7.86%(1)
John Hancock Massachusetts Tax-Free
Income Fund: Class B(3)                         0.20%(2)    N/A       N/A

--------------------------------------------------------------------------------
                                     YIELDS
--------------------------------------------------------------------------------

As of August 31, 1997
                                                            SEC 30-DAY
                                                              YIELD
                                                            ----------
John Hancock Massachusetts Tax-Free
Income Fund: Class A                                         4.55%
John Hancock Massachusetts Tax-Free
Income Fund: Class B                                         4.05%

Notes to Performance

(1)   Class A commenced operations on September 3, 1987.
(2) Class B commenced operations on October 3, 1996. Since inception not annualized.
(3) The Adviser has voluntarily reduced a portion of the management fee and a portion of the custodian fees have been reduced by balance credits during the period. Without the reductions of expenses, the average annual total returns for the one-year, five-year and since inception periods for Class A shares would have been 3.44%, 5.30% and 6.91%, respectively. The average annual total return since inception for Class B shares would have been (0.24%).

================================================================================

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in John Hancock Massachusetts Tax-Free Income Fund would be worth on August 31, 1997. They assume that you invested on the day each class of shares started. They also assume that you have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index -- an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

[Massachusetts Tax-Free Income Fund
Class A shares

Fist line chart has the heading Massachusetts Tax-Free Income Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines:

The first line represents the value of the hypothetical $10,000 investment made in the Massachusetts Tax-Free Income Fund on September 3, 1987, before sales charge, and is equal to $22,475 as of August 31, 1997. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $22,060 as of August 31, 1997. The third line represents the Massachusetts Tax-Free Income Fund after sales charge and is equal to $21,463 as of August 31, 1997.]

[Massachusetts Tax-Free Income Fund
Class B shares

The second line chart has the heading Massachusetts Tax-Free Income Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines: The first line represents the represents the value of the Lehman Brothers Municipal Bond Index and is equal to $10,774 as of August 31, 1997. The second line represents the value of the hypothetical $10,000 investment made in the Massachusetts Tax-Free Income Fund on October 3, 1996, before sales charge, and is equal to $10,709 as of August 31, 1997. The third line represents Massachusetts Tax-Free Income Fund after sales charge and is equal to $10,209 as of August 31, 1997.]

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on August 31, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
August 31, 1997
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Tax-exempt long-term bonds (cost - $51,967,425) ...........       $55,490,045
 Cash .......................................................           235,506
 Receivable for shares sold .................................           202,694
 Interest receivable ........................................           817,504
 Other assets ...............................................            38,984
                                                                   ------------
       Total Assets .........................................        56,784,733
       ------------------------------------------------------------------------

Liabilities:
 Payable for shares repurchased .............................            26,513
 Payable for futures variation margin - Note A ..............            10,625
 Dividend payable ...........................................            24,201
 Payable to John Hancock Advisers, Inc. .....................
  and affiliates - Note B ...................................            22,481
 Accounts payable and accrued expenses ......................            29,890
                                                                   ------------
       Total Liabilities ....................................           113,710
       ------------------------------------------------------------------------

Net Assets:
 Capital paid-in ............................................        53,755,807
 Accumulated net realized loss on investments
  and financial futures contracts ...........................          (627,734)
 Net unrealized appreciation of investments
  and financial futures contracts ...........................         3,524,279
 Undistributed net investment income ........................            18,671
                                                                   ------------

       Net Assets ...........................................       $56,671,023
       ========================================================================

Net Asset Value Per Share:
 Class A - $54,253,305/4,476,959 ............................            $12.12
 ===============================================================================
 Class B - $2,417,718/199,509 ...............................            $12.12
 ===============================================================================
Maximum Offering Price Per Share*
 Class A - ($12.12 x104.71%) ................................            $12.69
 ===============================================================================

*On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended August 31, 1997
--------------------------------------------------------------------------------

Investment Income:
 Interest .....................................................      $3,530,125
                                                                    -----------

 Expenses:
  Investment management fee - Note B ..........................         281,471
  Distribution and service fee - Note B
    Class A ...................................................         166,352
    Class B ...................................................           8,433
  Transfer agent fee - Note B .................................          64,911
  Custodian fee ...............................................          47,801
  Auditing fee ................................................          21,506
  Financial services fee - Note B .............................          10,451
  Printing ....................................................           8,907
  Registration and filing fees ................................           7,167
  Trustees' fees ..............................................           3,990
  Legal fees ..................................................           1,043
  Miscellaneous ...............................................             862
  Less management fee reduction - Note B ......................        (217,030)
                                                                    -----------
         Total Expenses .......................................         405,864
         ----------------------------------------------------------------------
         Less Expense Reductions -
         Note B ...............................................          (5,901)
         ----------------------------------------------------------------------
         Net Expenses .........................................         399,963
         ----------------------------------------------------------------------
         Net Investment Income ................................       3,130,162
         ----------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
 Net realized gain on investments sold ........................          35,828
 Net realized loss on financial futures contracts .............         (45,380)
 Change in net unrealized appreciation/depreciation
  of investments ..............................................       2,136,051
 Change in net unrealized appreciation/depreciation
  of financial futures contracts ..............................           1,250
                                                                    -----------
         Net Realized and Unrealized Gain on
         Investments and Financial
         Futures Contracts ....................................       2,127,749
         ----------------------------------------------------------------------
         Net Increase in Net Assets
         Resulting from Operations ............................      $5,257,911
         ======================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       YEAR ENDED AUGUST 31,
                                                                  ---------------------------
                                                                       1996            1997
                                                                  ------------   ------------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income .........................................  $  3,094,690   $  3,130,162
 Net realized gain (loss) on investments sold and financial
  futures contracts ............................................        79,113         (9,552)
 Change in net unrealized appreciation/depreciation of
  investments and financial futures contracts ..................      (573,560)     2,137,301
                                                                  ------------   ------------
   Net increase in Net Assets Resulting from Operations ........     2,600,243      5,257,911
                                                                  ------------   ------------

Distributions to Shareholders:
 Distributions from net investment income
   Class A - ($0.6543 and $0.6624 per share, respectively) .....    (3,094,690)    (3,076,399)
   Class B - (none and $0.5409 per share, respectively) ........            --        (40,163)
                                                                  ------------   ------------
Total Distributions to Shareholders ............................    (3,094,690)    (3,116,562)
                                                                  ------------   ------------
From Fund Share Transactions - Net : * .........................     1,247,514       (639,088)
                                                                  ------------   ------------

Net Assets:
 Beginning of period ...........................................    54,415,695     55,168,762
                                                                  ------------   ------------
 End of period (including undistributed net investment income of
   $5,145 and $18,671, respectively) ...........................  $ 55,168,762   $ 56,671,023
                                                                  ============   ============

                                                                     YEAR ENDED AUGUST 31,
                                                       -------------------------------------------------
                                                               1996                       1997
                                                       ---------------------     -----------------------
                                                        SHARES     AMOUNT         SHARES        AMOUNT
                                                       -------   -----------     --------   ------------
CLASS A
 Shares sold .....................................     664,442   $ 7,865,907      465,463   $  5,553,824
 Shares issued to shareholders in reinvestment
  of distributions ...............................     175,838     2,080,462      170,206      2,035,827
                                                       -------   -----------     --------   ------------
                                                       840,280     9,946,369      635,669      7,589,651
 Less shares repurchased .........................    (736,253)   (8,698,855)    (890,320)   (10,619,595)
                                                       -------   -----------     --------   ------------
 Net increase (decrease) .........................     104,027   $ 1,247,514     (254,651)  ($ 3,029,944)
                                                       =======   ===========     ========   ============
CLASS B**
 Shares sold .....................................                                199,045    $ 2,385,475
 Shares issued to shareholders in reinvestment
  of distributions ...............................                                  2,219         26,681
                                                                                  -------    -----------
                                                                                  201,264      2,412,156
 Less shares repurchased .........................                                 (1,755)       (21,300)
                                                                                  -------    -----------
 Net increase ....................................                                199,509    $ 2,390,856
                                                                                  =======    ===========

**Class B commenced operations on October 3, 1996.

The Statement of Changes in Net Assets shows how the value of net assets of the Fund has changed since the end of the previous period. The difference reflects net investment income, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                         YEAR ENDED AUGUST 31,
                                                           1993       1994       1995       1996          1997
                                                         -------    -------    -------    -------       -------
CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period .................  $ 11.75    $ 12.43    $ 11.56    $ 11.76       $ 11.66
                                                         -------    -------    -------    -------       -------
 Net Investment Income ................................     0.67       0.63       0.65       0.65          0.66
 Net Realized and Unrealized Gain (Loss) on Investments
  and Financial Futures Contracts .....................     0.82      (0.75)      0.20      (0.10)         0.46
                                                         -------    -------    -------    -------       -------
      Total from Investment Operations ................     1.49      (0.12)      0.85       0.55          1.12
                                                         -------    -------    -------    -------       -------
 Less Distributions:
  Dividends from Net Investment Income ................    (0.67)     (0.63)     (0.65)     (0.65)        (0.66)
  Distributions from Net Realized Gain on
   Investments Sold ...................................    (0.14)     (0.12)        --         --            --
                                                         -------    -------    -------    -------       -------
      Total Distributions .............................    (0.81)     (0.75)     (0.65)     (0.65)        (0.66)
                                                         -------    -------    -------    -------       -------
 Net Asset Value, End of Period .......................  $ 12.43    $ 11.56    $ 11.76    $ 11.66       $ 12.12
                                                         =======    =======    =======    =======       =======
 Total Investment Return at Net Asset Value (2) .......    13.29%     (0.97%)     7.66%      4.78%         9.85%
 Total Adjusted Investment Return at Net
  Asset Value (2,3) ...................................    12.38%     (1.50%)     7.21%      4.30%         9.45%

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) .............  $50,019    $54,122    $54,416    $55,169       $54,253
 Ratio of Expenses to Average Net Assets ..............     0.67%      0.70%      0.70%      0.75%(4)      0.71%(4)
 Ratio of Adjusted Expenses to Average Net Assets (1) .     1.58%      1.23%      1.15%      1.18%         1.11%
 Ratio of Net Investment Income to Average Net Assets .     5.61%      5.28%      5.67%      5.53%         5.59%
 Ratio of Adjusted Net Investment Income to Average
  Net Assets (1) ......................................     4.70%      4.75%      5.22%      5.05%         5.19%
 Portfolio Turnover Rate ..............................       79%        29%        24%        36%           12%
 Expense and Fee Reduction Per Share ..................  $  0.11    $  0.06    $  0.05    $  0.06       $  0.05

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                        FOR THE PERIOD FROM
                                                                                          OCTOBER 3, 1996
                                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                                        TO AUGUST 31, 1997
                                                                                    ---------------------------
CLASS B
 Per Share Operating Performance
 Net Asset Value, Beginning of Period...............................................        $ 11.84
                                                                                            -------
 Net Investment Income .............................................................           0.54
 Net Realized and Unrealized Gain on Investments and Financial Futures Contracts....           0.28
                                                                                            -------
  Total from Investment Operations..................................................           0.82
                                                                                            -------
 Less Distributions:
  Dividends from Net Investment Income .............................................          (0.54)
                                                                                            -------
 Net Asset Value, End of Period.....................................................        $ 12.12
                                                                                            =======
 Total Investment Return at Net Asset Value (2).....................................           7.08%(6)
 Total Adjusted Investment Return at Net Asset Value (2,3)..........................           6.72%(6)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)...........................................         $2,418
 Ratio of Expenses to Average Net Assets............................................           1.41%(4,5)
 Ratio of Adjusted Expenses to Average Net Assets (1)...............................           1.81%(5)
 Ratio of Net Investment Income to Average Net Assets...............................           4.82%(5)
 Ratio of Adjusted Net Investment Income to Average Net Assets (1)..................           4.42%(5)
 Portfolio Turnover Rate............................................................             12%
 Expense and Fee Reduction Per Share ...............................................         $ 0.04

(1) Unreimbursed, without fee reduction.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(4) The Ratio of Expenses to Average Net Assets for the periods ending on or after August 31, 1996 excludes the effect of balance credits described in Note B. If these expense reductions were included, the Ratio of Expenses to Average Net Assets would have been 0.70% for both periods for Class A and 1.40% for Class B.
(5) Annualized.
(6) Not Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

Schedule of Investments
August 31, 1997
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Massachusetts Tax-Free Income Fund on August 31, 1997. It has one main category: tax-exempt long-term bonds. The tax-exempt bonds are further broken down by state and territory. Under each state or territory is a list of the securities owned by the Fund.

                                                                                            PAR VALUE           YIELD
                                                              INTEREST    MATURITY  CREDIT    (000S   MARKET      AT
STATE, ISSUER, DESCRIPTION                                      RATE       DATE     RATING*  OMITTED)  VALUE    MARKET +
--------------------------                                      ----       ----     -------  --------  -----    --------
TAX-EXEMPT LONG-TERM BONDS
Massachusetts (86.86%)
 Boston City Industrial Development Financing Auth,
  Sewage Facil Rev 1991 Ser Harbor Elec Energy Co Proj .....    7.375%    05-15-15   BBB     $250    $271,755    6.78%
 Boston Water and Sewer Commission,
  Gen Rev 1991 Ser A Sr Ser ................................    7.000     11-01-18   AAA      500     558,580    6.27
  Gen Rev 1992 Ser A Sr Ser ................................    5.750     11-01-13   A        500     525,305    5.47
 Boston, City of,
  GO 1990 Ser A ............................................    7.375     02-01-10   A+       350     381,458    6.77
  GO 1991 Ser A MBIA .......................................    6.750     07-01-11   AAA      350     385,441    6.13
  GO 1992 Ser A AMBAC ......................................    6.500     07-01-12   AAA      500     546,495    5.95
  Rev Boston City Hosp FHA-Ins Mtg Ser A ...................    7.625     02-15-21   Aaa      500     552,940    6.89
 Brockton, City of,
  State Qualified Municipal Purpose Ln of 1993 .............    6.125     06-15-18   A-     2,000   2,083,320    5.88
 Holyoke, City of,
  GO School Proj Ln Act of 1948 ............................    7.650     08-01-09   Baa    1,000   1,117,720    6.84
 Massachusetts Bay Transportation Auth,
  Gen Trans Sys Rev Ref 1994 Ser A .........................    7.000     03-01-14   A+     1,000   1,186,700    5.90
 Massachusetts Educational Financing Auth,
  Ed Ln Rev Iss D Ser 1991A ................................    7.250     01-01-09   AAA      445     478,807    6.74
 Massachusetts Health and Educational Facilities Auth,
   Rev Anna Jaques Hosp Iss Ser B ..........................    6.875     10-01-12   Baa1   1,250   1,334,213    6.44
   Rev Bentley College Iss Ser H ...........................    6.875     07-01-12   AAA      250     274,077    6.27
   Rev Boston College Iss Ser J ............................    6.625     07-01-21   AAA    1,000   1,087,610    6.09
   Rev Charlton Memorial Hosp Iss Ser B ....................    7.250     07-01-13   A      2,250   2,457,742    6.64
   Rev Community Colleges Prog Iss Ser A ...................    6.600     10-01-22   AAA      250     271,183    6.08
   Rev Dana-Farber Cancer Institute Ser G-1 ................    6.250     12-01-22   A        500     525,840    5.94
   Rev Lowell Gen Hosp Iss Ser A ...........................    8.400     06-01-11   A-       600     691,200    7.29
   Rev Melrose-Wakefield Hosp Iss Ser B ....................    6.350     07-01-06   A-       500     531,635    5.97
   Rev New England Baptist Hosp Iss Ser B ..................    7.350     07-01-17   BBB+     250     266,752    6.89
   Rev New England Deaconess Hosp Iss Ser D ................    6.875     04-01-22   A      2,210   2,393,253    6.35
   Rev Northeastern Univ Iss Ser E .........................    6.550     10-01-22   AAA    1,000   1,098,130    5.96
   Rev Ref Worcester Polytechnic Institute Iss Ser E .......    6.625     09-01-17   AAA      250     277,695    5.96
   Rev Reg Inverse Floater Ser 1993 ........................    7.550#    08-15-23   AAA      500     510,000    7.40
   Rev Smith College Iss Ser D .............................    5.750     07-01-24   AA-      500     504,435    5.70
   Rev Tufts Univ Iss Ser C Preref .........................    7.400     08-01-18   A+       430     452,119    7.04

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

                                                                                            PAR VALUE           YIELD
                                                              INTEREST    MATURITY  CREDIT    (000S   MARKET      AT
STATE, ISSUER, DESCRIPTION                                      RATE       DATE     RATING*  OMITTED)  VALUE    MARKET +
--------------------------                                      ----       ----     -------  --------  -----    --------
Massachusetts (continued)
 Massachusetts Housing Finance Agency,
   Rev Insured Rental Hsg 1994 Ser A .......................    6.600%    07-01-14   AAA   $1,100  $1,160,082    6.26%
   Rev Residential Devel FNMA Coll Ser C ...................    6.875     11-15-11   AAA    2,000   2,163,480    6.36
   Rev Residential Devel FNMA Coll Ser D ...................    6.800     11-15-12   AAA      500     536,500    6.34
   Single Family Hsg Rev Ser 5 .............................    8.375     06-01-15   A+        50      51,051    8.20
   Single Family Hsg Rev Ser 7 .............................    8.400     12-01-16   A+       100     102,757    8.17
   Single Family Hsg Rev Ser 7 .............................    8.100     06-01-20   A+        80      82,360    7.87
   Single Family Hsg Rev Ser 9 .............................    8.100     12-01-21   A+       100     103,264    7.84
   Single Family Hsg Rev Ser 13 ............................    7.950     06-01-23   A+       165     174,717    7.51
   Single Family Hsg Rev Ser 18 ............................    7.350     12-01-16   A+       550     582,230    6.94
 Massachusetts Industrial Finance Agency,
   Resource Recovery Rev Ref Ser 1993 A Mass
    Refusetech Inc Proj ....................................    6.300     07-01-05   BBB    1,825   1,952,166    5.89
   Rev Assumption College Iss 1996 .........................    6.000     07-01-26   AAA    1,000   1,037,850    5.78
   Rev Dana Hall School Iss ................................    5.800     07-01-17   BBB-   1,090   1,098,448    5.76
   Rev Ref Emerson College Iss Ser 1991A ...................    8.900     01-01-18   BBB-     250     276,403    8.05
   Rev Ref Holy Cross College Iss 1996 .....................    5.500     03-01-20   AAA      500     498,080    5.52
   Rev Ref Holy Cross College Iss II Ser 1992 ..............    6.375     11-01-15   A+       500     550,980    5.79
   Rev Ser C Glenmeadow Retirement Community ...............    8.375     02-15-18   BB+    1,000   1,052,830    7.95
   Rev Wtr Treatment American Hingham Proj .................    6.900     12-01-29   BBB    1,310   1,405,918    6.43
   Rev Wtr Treatment American Hingham Proj .................    6.750     12-01-20   BBB    2,000   2,128,700    6.34
 Massachusetts Municipal Wholesale Electric Co,
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
    Commonwealth of Mass ...................................    6.750     07-01-05   BBB+     500     545,705    6.18
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
    Commonwealth of Mass ...................................    6.750     07-01-06   BBB+   1,500   1,630,350    6.21
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
    Commonwealth of Mass ...................................    6.750     07-01-17   BBB+     400     431,892    6.25
   Pwr Supply Sys Rev 1992 Ser C A Pub Corp of the
    Commonwealth of Mass ...................................    6.625     07-01-10   AAA    1,000   1,098,350    6.03
   Pwr Supply Sys Rev 1993 Reg Inverse Floater .............    7.020#    07-01-18   AAA    1,300   1,230,125    7.47
 Massachusetts Port Auth,
   Rev AMT Ser B ...........................................    5.300     07-01-16   AA-    1,000     984,240    5.38
   Rev Ref Ser 1992 A ......................................    6.000     07-01-23   AA-    1,370   1,394,701    5.89
   Rev Special Facil Ser A USAir Proj ......................    5.750     09-01-16   AAA    1,000   1,016,300    5.66
 Massachusetts Water Resource Auth,
   Gen Rev Ref 1993 Ser B ..................................    5.500     03-01-17   A        400     395,756    5.56
   Gen Rev Ref 1993 Ser B ..................................    5.000     03-01-22   A        360     331,841    5.42
   Gen Rev Ref 1993 Ser C ..................................    4.750     12-01-23   A      1,000     882,480    5.38
 Massachusetts, The Commonwealth of,
  GO Consol Ln of 1991 Ser D ...............................    6.875     07-01-10   A+     1,500   1,658,460    6.22
 Nantucket, Town of,
  GO Municipal Purpose Ln of 1991 ..........................    6.800     12-01-11   A1       450     500,053    6.12
 Plymouth, County of,
  Cert of Part Ser A Plymouth County Correctional Facil Proj    7.000     04-01-22   A-       750     836,543    6.28

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

                                                                                            PAR VALUE           YIELD
                                                              INTEREST    MATURITY  CREDIT    (000S   MARKET      AT
STATE, ISSUER, DESCRIPTION                                      RATE       DATE     RATING*  OMITTED)  VALUE    MARKET +
--------------------------                                      ----       ----     -------  --------  -----    --------
Massachusetts (continued)
 Springfield, City of,
  GO School Proj Ln Act of 1992 Ser B ......................    7.100%    09-01-11   Baa     $500      $565,930    6.27%
                                                                                                     ----------
                                                                                                     49,224,947
                                                                                                     ----------
Puerto Rico (11.06%)
 Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth of
   Puerto Rico .............................................    8.096#    07-01-11   AAA    2,000     2,397,500    6.86
 Puerto Rico Highway and Transportation Auth,
  Highway Rev Cap Rites Ser Y ..............................    6.250     07-01-14   A      1,000     1,106,050    5.65
 Puerto Rico Infrastructure Financing Auth,
  Spec Tax Rev Ser 1988A ...................................    7.750     07-01-08   BBB+     450       473,148    7.37
 Puerto Rico, Commonwealth of,
  GO Pub Imp Inverse Rate Securities Ser 1996 ..............    8.070#    07-01-11   AAA    1,000     1,198,750    6.86
  GO Pub Imp Unltd Ref Ser 1994 ............................    6.400     07-01-11   A      1,000     1,089,650    5.87
                                                                                                     ----------
                                                                                                      6,265,098
                                                                                                     ----------
                                                        TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                      (Cost $51,967,425)   (97.92%)  55,490,045
                                                                                           ------   -----------
                                                                       TOTAL INVESTMENTS   (97.92%) $55,490,045
                                                                                           ======   ===========

* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Services, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited.

#   Represents rate in effect on August 31, 1997.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                              FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

Portfolio Concentration
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

The Massachusetts Tax-Free Income Fund invests primarily in securities issued in the state of Massachusetts and its various political subdivisions. The performance of this Fund is closely tied to the economic conditions within the state and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, concentration of investments can be aggregated by various categories.

The table below shows the Fund's investment at August 31, 1997 assigned to various sector categories.

                                                                  MARKET VALUE
                                                                 AS A PERCENTAGE
                                                                   OF FUND'S
SECTOR DISTRIBUTIONS                                              NET ASSETS
--------------------                                              ----------
General Obligation ..............................................     13.96%
Revenue Bonds - Certificate of Participation ....................      1.48
Revenue Bonds - Education .......................................     16.82
Revenue Bonds - Electric Power ..................................      8.71
Revenue Bonds - Health ..........................................     16.33
Revenue Bonds - Housing .........................................      8.75
Revenue Bonds - Industrial Development Bond .....................     10.16
Revenue Bonds - Other ...........................................      2.69
Revenue Bonds - Transportation ..................................     10.04
Revenue Bonds - Water & Sewer ...................................      8.98
                                                                      -----
                                 TOTAL TAX-EXEMPT LONG-TERM BONDS     97.92%
                                                                      =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock Tax-Exempt Series Fund (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Massachusetts Tax-Free Income Fund (the "Fund") and John Hancock New York Tax-Free Income Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and Massachusetts personal income taxes as is consistent with preservation of capital.

      The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. On October 3, 1996, Class B shares of beneficial interest were sold to commence class activity.

      Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $524,746 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2003 -- $387,469, August 31, 2004 -- $137,277. Additionally,
net capital losses of $5,384 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day (September 1, 1997) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

      The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Inter-

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

nal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had no borrowing activity for the period ended August 31, 1997.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

      When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

      For federal income tax purposes, the amount, character and timing of the Fund gains and/or losses can be affected as a result of futures contracts.

      At August 31, 1997, open positions in financial futures contracts were as follows:

                                                     UNREALIZED
EXPIRATION     OPEN CONTRACTS             POSITION   APPRECIATION
----------     --------------             --------   ------------
DEC 97         20 U.S. TREASURY BONDS     LONG          $1,250
                                                        ======

      At August 31, 1997, the Fund had deposited $36,000 in a segregated account to cover margin requirements on open financial futures contracts.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

      The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

      The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

      Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

      At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

      There were no written option transactions for the period ended August 31, 1997.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e)
0.300% of the Fund's average daily net asset value in excess of $1,250,000,000.

      The Adviser has voluntarily agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 0.70% and 1.40% of the average net assets attributable to Class A and Class B, respectively. Accordingly, for the period ended August 31, 1997, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $217,030. This limitation may be discontinued at any time.

      The Fund has an agreement with its custodian bank under which $5,901 of custodian fees have been reduced by balance credits applied during the period ended August 31, 1997. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

      The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended August 31, 1997, net sales charges received with regard to sales of Class A shares amounted to $153,486. Out of this amount, $15,682 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $76,086 was paid as sales commissions to unrelated broker-dealers and $61,718 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

      Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended August 31, 1997 the contingent deferred sales charges received by JH Funds amounted to zero.

      In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

      The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At August 31, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $409.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended August 31, 1997, aggregated $6,626,863 and $7,249,824, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended August 31, 1997.

      The cost of investments owned at August 31, 1997 for federal income tax purposes was $51,967,425. Gross unrealized appreciation and depreciation of investments aggregated $3,522,620 and none respectively, resulting in net unrealized appreciation of $3,522,620.

NOTE D --
Reclassification of accounts

During the year ended August 31, 1997, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $93, a decrease in undistributed net investment income of $74 and a decrease in capital paid-in of $19. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

REPORT OF INDEPENDENT AUDITORS
To the Shareholders and Board of Trustees of John Hancock Massachusetts Tax-Free Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for credit ratings and yields at market), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Massachusetts Tax-Free Income Fund (the "Fund") at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 14, 1997

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 1997.

      None of the 1997 income dividends qualify for the corporate dividends received deduction. Shareholders, who are not subject to the alternative minimum tax, received income dividends which are 99.99% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 14.40%.

      None of the income dividends were derived from U.S. Treasury Bills.

      For specific information on exception provisions in your state, consult your local state tax office or your tax advisor.

      Shareholders will receive a 1997 U.S. Treasury Department Form 1099-DIV in January, 1998. This will reflect the total of all distributions which are taxable for calendar year 1997.

================================================================================

                                      NOTES

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

================================================================================

                                      NOTES

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

================================================================================

                                      NOTES

            John Hancock Funds -- Massachusetts Tax-Free Income Fund

================================================================================

[A 1/2" x 1/2" John Hancock Funds logo                            --------------
in upper left hand corner of the page. A                            Bulk Rate
box sectioned in quadrants with a                                 U.S. Postage
triangle in upper left, a circle in                                   PAID
upper right, a cube in lower left and a                           Randolph, MA
diamond in lower right. A tag line below                          Permit No. 75
reads: "A Global Investment Management                            --------------
Firm."]


--------------------------------------------------------------------------------

This report is for the information of shareholders of the John Hancock Massachusetts Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]

                                                                      7700A 8/97
                                                                           10/97

                                  ANNUAL REPORT
--------------------------------------------------------------------------------

                                    New York
                                    Tax-Free
                                   Income Fund

                                 AUGUST 31, 1997

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Fund

================================================================================

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                              DENNIS S. ARONOWITZ*
                            RICHARD P. CHAPMAN, JR.*
                              WILLIAM J. COSGROVE*
                               DOUGLAS M. COSTLE*
                                LELAND O. ERDAHL*
                               RICHARD A. FARRELL*
                                 GAIL D. FOSLER*
                               WILLIAM F. GLAVIN*
                                 ANNE C. HODSDON
                               DR. JOHN A. MOORE*
                             PATTI MCGILL PETERSON*
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                                EDWARD SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                        INVESTORS BANK AND TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                              INDEPENDENT AUDITORS
                              PRICE WATERHOUSE LLP
                               160 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110

                               CHAIRMAN'S MESSAGE
DEAR FELLOW SHAREHOLDERS:

The Taxpayer Relief Act of 1997 recently signed into law by President Clinton includes new twists and important changes to Individual Retirement Account (IRA) laws. The provisions will, among other things, allow more people to qualify for annual tax-deductible IRA contributions and to save tax-free for college. They also allow IRA investors to withdraw money penalty-free from all IRAs to buy a first home or pay for college expenses.

[A 1 1/4" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph]

      For existing deductible IRAs, the law doubles income limits over the next eight to 10 years for those eligible to deduct an annual IRA contribution of up to $2,000. For individuals, the annual income cap will increase incrementally from the current $25,000 to $50,000 by 2005. For couples, the limit would increase from $40,000 today to $80,000 in 2007. The new law allows non-working spouses to make IRA contributions even if their spouse is covered by a pension plan at work, provided the couple's joint income is less than $150,000.

      The law also creates two new IRA investment vehicles. One, called the "Roth IRA" after its principal congressional sponsor, allows for non-deductible annual contributions up to a $2,000 maximum. But income accumulates tax-free and if the account has been open for five years, distributions are tax-free if they are used after age 591/2 or upon death, disability or a first-time home purchase. Withdrawals for higher-education expenses would not be subject to a 10% penalty. Eligible investors must earn less than $95,000 per year individually or $150,000 per couple.

      A second new IRA plan is called the "Education IRA," which allows non-deductible contributions of up to $500 per year, per child under age 18. Earnings in the account accumulate tax-free, and withdrawals are also not taxed when applied toward undergraduate or graduate-level expenses. Eligible investors are subject to the same income restrictions as the Roth IRA.

      The law has also made some important changes in capital gains tax rates and estate tax laws. But the devil is in the details, and so we recommend exploring how you can benefit from the changes with your investment professional and tax advisor. The Taxpayer Relief Act of 1997 gives investors new options toward savings. It's a move we applaud.

Sincerely,


/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                   By Frank Lucibella, CFA, Portfolio Manager

                              John Hancock New York
                              Tax-Free Income Fund

                       Low inflation, strong local economy
                          help buoy New York municipals

Troubled by contradictory news on the job, retail spending and consumer price fronts, bond prices see-sawed during much of the first half of the Fund's fiscal year beginning September 1, 1996. While many cheer strong economic reports, bond investors fear them because they worry that such strength may be an indication that inflation is on the rise. Inflation, of course, is the bugaboo of bond investing because it eats away at the value of bonds' fixed-income payments. In March, the Federal Reserve Board raised short-term interest rates one-quarter of a percentage point, in a pre-emptive effort to stave off any future inflation. That action rattled bond investors who pushed bond prices lower and yields higher in February and March.

      It really wasn't until April when bond prices showed definitive signs of sustained improvement. At that point, there was plenty for bond investors to cheer about. Even though the U.S. unemployment rate hit a 23-year low, there were no real signs that wages -- often a large contributor to higher inflation -- were on the rise. Adding further fuel to the bond market's optimism was Federal Reserve Board Chairman Alan Greenspan's July testimony to Congress. While he admitted puzzlement that despite the economy's strong growth and low unemployment no inflationary pressures were brewing, he strongly hinted that no further interest-rate hikes were on the immediate horizon.

      For the year ended August 31, 1997, John


"...bonds
issued by
New York City
were some of
our best
performers..."


[A 2 1/4" x 3 3/4" photo of the Fund management team. Caption reads: "Frank Lucibella (seated) and Fund management team members (l-r): Mike Roye, Tom Goggins, Dianne Sales, and Holly Morris".]

================================================================================

              John Hancock Funds -- New York Tax-Free Income Fund

"We continued
to emphasize
non-callable
securities..."

--------------------------------------------------------------------------------

[Pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into 9 sections. Going from top clockwise; General Obligation 11%; Education 15%; Electric 6%; Health 14%; Housing 14%; Industrial Development 8%; Other 16%; Transportation 8%; Water & Sewer 8%. A footnote below states "As a percentage of net assets on August 31, 1996."]

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers". The first listing is New York City followed by an up arrow and the phrase "Perceived improvements in credit quality". The second listing is Visy Paper followed by an up arrow and the phrase "Successful startup/strong demand". The third listing is Insured bonds followed by a horizontal arrow and the phrase "Abundance of supply". A footnote below states "See `Schedule of Investments'. Investment holdings are subject to change".]

-----------------------------------------------------------------------------

Hancock New York Tax-Free Income Fund's Class A shares posted a total return of 9.48% at net asset value, which was ahead of the average New York municipal bond fund's 8.93% return for the same period, according to Lipper Analytical Services, Inc.(1) The Fund's Class B shares, which began on October 3, 1996, had a total return of 6.82% at net asset value from inception through August 31, 1997. Please see pages six and seven for longer-term performance.

Winners: New York City, high-coupon bonds

Throughout the past year, our holdings in bonds issued by New York City were some of our best performers, buoyed by three fundamental developments. First was the perception that the credit quality of these bonds had improved. The rising stock market has been an overwhelming positive for the fortunes of many Wall Street firms, which are dominant players in the city's economy. Thanks to rising personal income and corporate tax receipts and falling expenditures, New York City's fiscal picture has enjoyed substantial improvement over the past couple of years. Second, there was a healthy demand for New York City bonds. In an environment where nearly half of all bonds issued across the state were insured, uninsured New York City bonds were sought after by investors searching for yields in excess of those offered by insured bonds. Third, the city reached the statutory cap of the amount of general obligation (GO) debt it can issue. Given that, and the formation of the Transitional Finance Authority -- which will issue additional debt for the city -- the expectation is that there isn't going to be a lot of New York City GO debt issued over the next couple of years. The anticipated lack of future supply also helped New York City bonds rally. Bonds issued by the New York City Industrial Development Agency for Visy Paper were boosted because there was a low supply of high-yielding bonds and because of the successful startup of this plant, which recycles the city's waste paper into corrugated cardboard.

      We also saw strong performance from some of our long-held bonds. These bonds were issued when interest rates were much higher, with coupons at roughly 8%. That compares with newly issued bonds that have coupons in the 5.50% to 5.75% range. Not only did these older, higher-coupon bonds generally enjoy price appreciation during the period, but they also helped to boost the Fund's income.

Strategy overview

Throughout the period, we focused on bonds with maturities of between 15 and 20 years. The yield spread -- the difference in yields between bonds of various maturities -- was quite tight. In

================================================================================

              John Hancock Funds -- New York Tax-Free Income Fund

--------------------------------------------------------------------------------

[Bar chart with heading "Fund Performance" at top of left hand column. The chart is scaled in increments of 2% from bottom to top, with 10% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 9.48% total return for John Hancock New York Tax-Free Income Fund Class A. The second represents the 6.82% total return for the John Hancock New York Tax-Free Income Fund Class B. The third represents the 8.93% total return for the Average New York municipal bond fund. A footnote below states "The total return for John Hancock New York Tax-Free Income Fund is at net asset value with all distributions reinvested. The average New York municipal bond fund is tracked by Lipper Analytical Services, Inc. (1). See the following two pages for historical performance information. For Class A shares and the average New York municipal bond fund, returns are for the year ended August 31, 1997. * For Class B shares, return is from inception October 3, 1996 through August 31, 1997."]

--------------------------------------------------------------------------------

our view, bonds with longer maturities didn't offer enough additional yield to compensate for their added interest-rate sensitivity. So we chose intermediate-maturity bonds where we thought the risk/return payoff was most attractive. It was in the intermediate range that the muni market saw its strongest demand and therefore best performance compared to longer-maturity bonds.

      We also continued to emphasize non-callable securities, which can't be redeemed by their issuer before their maturity. The upside to non-callable securities is that they tend to perform better than callable securities (which can be redeemed prior to maturity) when interest rates fall, and generally do no worse than callable bonds when rates rise. Their downside is that they generally offer less yield. During the period, non-callables offered about 10 basis points (0.10%) less in yield on average than callable securities. However, we believed that on a total return basis, non-callables were more attractive.

Outlook

For now, the economic backdrop appears favorable for municipal bonds. The economy continues to look moderately strong, yet all appears to be quiet on the inflationary front. However, we're not necessarily ruling out another small interest rate boost. If the Federal Reserve Board sees something it believes could be inflationary -- such as a stronger-than-expected employment report -- it's likely to act swiftly to curtail inflation before it becomes problematic. But even a small, quarter-percentage point hike in interest rates probably wouldn't the rattle the bond markets to a great extent. As for the New York municipal market, we're optimistic. Given the recent strength of the state's economy, we believe that eventually many New York municipal issuers could receive higher credit ratings.


"For now,
the economic
backdrop
appears
favorable for
municipal
bonds."

------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

1 Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

              John Hancock Funds -- New York Tax-Free Income Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock New York Tax-Free Income Fund. Total return is a performance measure that equals the sum of all income and capital gains distributions, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 4.5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Performance is affected by a 12b-1 plan. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

      Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax. Also note that capital gains are taxable when distributed to shareholders.

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended June 30, 1997

                                       ONE     FIVE       LIFE OF
                                      YEAR     YEARS         FUND
                                   -------   -------     --------
John Hancock New York Tax-Free
 Income Fund: Class A                3.37%    32.73%   111.96%(1)
John Hancock New York Tax-Free
 Income Fund: Class B           (0.23%)(2)       N/A          N/A

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended June 30, 1997

                                       ONE     FIVE       LIFE OF
                                      YEAR     YEARS         FUND
                                   -------   -------     --------
John Hancock New York Tax-Free
 Income Fund: Class A(3)             3.37%     5.83%     7.97%(1)
John Hancock New York Tax-Free
 Income Fund: Class B(3)        (0.23%)(2)       N/A          N/A


--------------------------------------------------------------------------------
                                     YIELDS
--------------------------------------------------------------------------------

As of August 31, 1997

                                            SEC 30-DAY
                                               YIELD
                                          --------------
John Hancock New York Tax-Free
 Income Fund: Class A                          4.47%
John Hancock New York Tax-Free
 Income Fund: Class B                          3.97%

Notes to Performance

(1)   Class A shares commenced operations on September 13, 1987.
(2) Class B shares commenced operations on October 3, 1996. Since inception not annualized.
(3) The Adviser has voluntarily reduced a portion of the management fee and a portion of the custodian fees have been reduced by balance credits during the period. Without the reductions of expenses, the average annual total returns for the one-year, five-year and since inception periods for Class A shares would have been 2.97%, 5.28% and 6.96%, respectively. The average annual total return since inception for Class B shares would have been (0.84%).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in John Hancock New York Tax-Free Income Fund would be worth on August 31, 1997. They assume that you invested on the day each class of shares started. They also assume that you have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index -- an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

[New York Tax-Free Income Fund
Class A shares

Line chart with the heading New York Tax-Free Income Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.
The first line represents the value of the hypothetical $10,000 investment made in the New York Tax-Free Income Fund on September 13, 1987, before contingent deferred sales charge, and is equal to $22,694 as of August 31, 1997.The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $22,060 as of August 31, 1997. The third line represents the New York Tax-Free Income Fund, after contingent deferred sales charge and is equal to $21,673 as of August 31, 1997.]

[New York Tax-Free Income Fund
 Class B shares

The second line chart with the heading New York Tax-Free Income Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines:

The first line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $10,774 as of August 31, 1997. The second line represents the value of the hypothetical $10,000 investment made in the New York Tax-Free Income Fund on October 3, 1996, before contingent deferred sales charge, and is equal to $10,682 as of August 31, 1997. The third line represents the New York Tax-Free Income Fund after contingent deferred sales charge and is equal to $10,182 as of August 31, 1997.]

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on August 31, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
August 31, 1997
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
   Tax-exempt long-term bonds (cost - $51,913,970) ...........      $55,818,437
  Receivable for shares sold .................................           25,413
  Interest receivable ........................................          803,357
  Other assets ...............................................            3,030
                                                                   ------------
                    Total Assets .............................       56,650,237
                    -----------------------------------------------------------
Liabilities:
  Due to Custodian ...........................................           71,303
  Dividend payable ...........................................           23,791
  Payable to John Hancock Advisers, Inc. .....................
   and affiliates - Note B ...................................           22,812
  Accounts payable and accrued expenses ......................           32,630
                                                                   ------------
                    Total Liabilities ........................          150,536
                    -----------------------------------------------------------
Net Assets:
  Capital paid-in ............................................       53,068,781
  Accumulated net realized loss on investments and
   financial futures contracts ...............................         (506,675)
  Net unrealized appreciation of investments .................        3,904,883
  Undistributed net investment income ........................           32,712
                                                                   ------------
                    Net Assets ...............................      $56,499,701
                    ===========================================================
Net Asset Value Per Share:
  Class A - $54,085,596/4,416,264 ............................           $12.25
  ==============================================================================
  Class B - $2,414,105/197,120 ...............................           $12.25
  ==============================================================================
Maximum Offering Price Per Share*
  Class A - ($12.25 x104.71%) ................................           $12.83
  ==============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended August 31, 1997
--------------------------------------------------------------------------------

Investment Income:
  Interest ...................................................       $3,600,828
                                                                   ------------
  Expenses:
   Investment management fee - Note B ........................          286,258
   Distribution and service fee - Note B
     Class A .................................................          168,625
     Class B .................................................           10,435
   Transfer agent fee - Note B ...............................           66,705
   Custodian fee .............................................           49,727
   Auditing fee ..............................................           22,542
   Financial services fee - Note B ...........................           10,630
   Printing ..................................................           10,610
   Registration and filing fees ..............................            6,007
   Trustees' fees ............................................            4,060
   Miscellaneous .............................................              508
   Legal fees ................................................              356
   Less management fee reduction - Note B ....................         (222,709)
                                                                   ------------
                    Total Expenses ...........................          413,754
                    -----------------------------------------------------------
                    Less Expense Reductions -
                    Note B ...................................           (5,779)
                    -----------------------------------------------------------
                    Net Expenses .............................          407,975
                    -----------------------------------------------------------
                    Net Investment Income ....................        3,192,853
                    -----------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized gain on investments sold ......................          163,998
  Net realized loss on financial futures contracts ...........          (81,265)
  Change in net unrealized appreciation/depreciation
   of investments ............................................        1,937,077
  Change in net unrealized appreciation/depreciation
   of financial futures contracts ............................          (38,545)
                                                                   ------------
                    Net Realized and Unrealized Gain on
                    Investments and Financial Futures
                    Contracts ................................        1,981,265
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ................       $5,174,118
                    ===========================================================

                        SEE NOTES TO FINANCIAL STATEMENTS

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED AUGUST 31,
                                                                                 ---------------------------
                                                                                     1996          1997
                                                                                 ------------   ------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income ......................................................  $  3,123,980   $  3,192,853
   Net realized gain (loss) on investments sold and financial futures contracts      (200,732)        82,733
   Change in net unrealized appreciation/depreciation of investments and
    financial futures contracts ...............................................       (40,997)     1,898,532
                                                                                 ------------   ------------
     Net Increase in Net Assets Resulting from Operations .....................     2,882,251      5,174,118
                                                                                 ------------   ------------
Distributions to Shareholders:
   Distributions from net investment income
     Class A - ($0.6609 and $0.6740 per share, respectively) ..................    (3,123,980)    (3,142,726)
     Class B - (none and $0.5386 per share, respectively) .....................            --        (49,467)
                                                                                 ------------   ------------
     Total Distributions to Shareholders ......................................    (3,123,980)    (3,192,193)
                                                                                 ------------   ------------
From Fund Share Transactions - Net*: ..........................................       717,513     (1,710,975)
                                                                                 ------------   ------------
Net Assets:
   Beginning of period ........................................................    55,752,967     56,228,751
                                                                                 ------------   ------------
   End of period (including undistributed net investment income of
     $15,420 and $32,712, respectively) .......................................  $ 56,228,751   $ 56,499,701
                                                                                 ============   ============

*Analysis of Fund Shares Transactions:

                                                                                  YEAR ENDED AUGUST 31,
                                                                   ----------------------------------------------------
                                                                             1996                       1997
                                                                   ------------------------   -------------------------
                                                                      SHARES       AMOUNT        SHARES       AMOUNT
                                                                   ----------   -----------   ----------   ------------
CLASS A
   Shares sold ..................................................     555,889   $ 6,667,694      513,776   $  6,184,441
   Shares issued to shareholders in reinvestment of distributions     188,248     2,255,924      185,671      2,241,144
                                                                   ----------   -----------   ----------   ------------
                                                                      744,137     8,923,618      699,447      8,425,585
   Less shares repurchased ......................................    (685,056)   (8,206,105)  (1,036,573)   (12,505,667)
                                                                   ----------   -----------   ----------   ------------
   Net increase (decrease) ......................................      59,081   $   717,513     (337,126)  ($ 4,080,082)
                                                                   ==========   ===========   ==========   ============
CLASS B**
   Shares sold ..................................................                                204,126   $  2,454,367
   Shares issued to shareholders in reinvestment of distributions                                  2,793         33,906
                                                                                              ----------   ------------
                                                                                                 206,919      2,488,273
   Less shares repurchased ......................................                                 (9,799)      (119,166)
                                                                                              ----------   ------------
   Net increase .................................................                                197,120   $  2,369,107
                                                                                              ==========   ============

** Class B commenced operations on October 3, 1996.

The Statement of Changes in Net Assets shows how the value of net assets of the Fund has changed since the end of the previous period. The difference reflects net investment income, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                        SEE NOTES TO FINANCIAL STATEMENTS

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED AUGUST 31,
                                                                      ------------------------------------------------------
                                                                        1993      1994       1995      1996            1997
                                                                      -------    -------    -------    -------       -------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ............................   $11.90     $12.63     $11.73     $11.88        $11.83
                                                                      -------    -------    -------    -------       -------
   Net Investment Income ...........................................     0.68       0.64       0.65       0.66          0.67
   Net Realized and Unrealized Gain (Loss) on Investments
     and Financial Futures Contracts ...............................     0.87      (0.77)      0.15      (0.05)         0.42
                                                                      -------    -------    -------    -------       -------
       Total from Investment Operations ............................     1.55      (0.13)      0.80       0.61          1.09
                                                                      -------    -------    -------    -------       -------
   Less Distributions:
     Dividends from Net Investment Income ..........................    (0.68)     (0.64)     (0.65)     (0.66)        (0.67)
     Distributions from Net Realized Gain on Investments Sold ......    (0.14)              (0.13) --       --            --
                                                                      -------    -------    -------    -------       -------
       Total Distributions .........................................    (0.82)     (0.77)     (0.65)     (0.66)        (0.67)
                                                                      -------    -------    -------    -------       -------
   Net Asset Value, End of Period ..................................   $12.63     $11.73     $11.88     $11.83        $12.25
                                                                      =======    =======    =======    =======       =======
   Total Investment Return at Net Asset Value (2) ..................    13.70%     (1.05%)     7.19%      5.21%         9.48%
   Total Adjusted Investment Return and Net Asset Value (2,3) ......    12.83%     (1.58%)     6.74%      4.77%         9.08%

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ........................  $52,444    $55,690    $55,753    $56,229       $54,086
   Ratio of Expenses to Average Net Assets .........................     0.67%      0.70%      0.70%      0.73%(4)      0.71%(4)
   Ratio of Adjusted Expenses to Average Net Assets (1) ............     1.54%      1.23%      1.15%      1.14%         1.11%
   Ratio of Net Investment Income to Average Net Assets ............     5.63%      5.28%      5.67%      5.51%         5.61%
   Ratio of Adjusted Net Investment Income to Average Net Assets (1)     4.76%      4.75%      5.22%      5.07%         5.21%
   Portfolio Turnover Rate .........................................       56%        23%        70%        76%           46%
   Expense and Fee Reduction Per Share .............................    $0.11      $0.06      $0.05      $0.05         $0.05

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                        SEE NOTES TO FINANCIAL STATEMENTS

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                        FOR THE PERIOD FROM
                                                          OCTOBER 3, 1996
                                                    (COMMENCEMENT OF OPERATIONS)
                                                         TO AUGUST 31, 1997
                                                    ----------------------------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...........................  $11.99
                                                                    ------
  Net Investment Income ..........................................    0.54
  Net Realized and Unrealized Gain on Investments ................    0.26
                                                                    ------
     Total from Investment Operations ............................    0.80
                                                                    ------
  Less Distributions:
   Dividends from Net Investment Income ..........................   (0.54)
                                                                    ------
  Net Asset Value, End of Period .................................  $12.25
                                                                    ======
  Total Investment Return at Net Asset Value (2) .................    6.82%(6)
  Total Adjusted Investment Return at Net Asset Value (2,3) ......    6.46%(6)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) .......................  $2,414
  Ratio of Expenses to Average Net Assets ........................    1.41%(4,5)
  Ratio of Adjusted Expenses to Average Net Assets (1) ...........    1.81%(5)
  Ratio of Net Investment Income to Average Net Assets ...........    4.79%(5)
  Ratio of Adjusted Net Investment Income to Average Net
     Assets (1)                                                       4.39%(5)
  Portfolio Turnover Rate ........................................      46%
  Expense and Fee Reduction Per Share ............................   $0.04


(1) Unreimbursed, without fee reduction.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(4) The Ratio of Expenses to Average Net Assets for the periods ending on or after August 31, 1996 excludes the effect of balance credits described in Note B. If these expense reductions were included, the Ratio of Expenses to Average Net Assets would have been 0.70% for Class A and 1.40% for Class B.
(5) Annualized.
(6) Not Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

Schedule of Investments
August 31, 1997
-----------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the New York Tax-Free Income Fund on August 31, 1997. The schedule consists of one main category: tax-exempt long-term bonds. The tax-exempt bonds are further broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund.

                                                                                              PAR VALUE              YIELD
                                                                 INTEREST  MATURITY  CREDIT     (000S    MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE     DATE     RATING*   OMITTED)   VALUE     MARKET +
--------------------------                                         ----     ----     -------   --------   -----     --------
TAX-EXEMPT LONG-TERM BONDS
New York (91.37%)
Dutchess County Resource Recovery Agency,
 Solid Waste Mgmt Sys Rev Ser 1990 A .........................     7.500%  01-01-09    AAA       $250    $271,050     6.92%
Glen Cove Housing Auth,
 Rev Sr Living Facil The Mayfair Proj ........................     8.250   10-01-26    BB+      1,000   1,064,560     7.75
Islip Community Development Agency,
 Community Dev Rev Ref NY Institute of Technology Proj .......     7.500   03-01-26    BB-      1,500   1,594,935     7.05
Metropolitan Transportation Auth,
 Commuter Facil 1987 Serv Contract Ser 3 .....................     7.375   07-01-08    BBB      1,000   1,159,460     6.36
 Commuter Facil 1992 Serv Contract Ser N .....................     7.125   07-01-09    BBB      1,000   1,102,360     6.46
 Transit Facil Rev Ser J .....................................     6.500   07-01-18    AAA      1,000   1,107,220     5.87
New York City Housing Development Corp,
 Multi-Family Mtg Rev FHA Ins Mtg Ln 1993 Ser A ..............     6.550   10-01-15    AAA      1,000   1,057,380     6.19
New York City Industrial Development Agency,
 Civic Facil Rev College of New Rochelle Proj ................     5.750   09-01-17    Baa2     1,000   1,000,850     5.75
 Solid Waste Disposal Rev 1995 Visy Paper NY Inc Proj ........     7.950   01-01-28    BB       1,000   1,126,260     7.06
 Spec Facil Rev 1990 American Airlines Inc Proj ..............     8.000   07-01-20    BBB-       400     422,228     7.58
 Spec Facil Rev 1997 United Airlines Inc Proj ................     5.650   10-01-32    BB+      1,000     976,820     5.78
New York City Municipal Water Finance Auth,
 Wtr & Swr Sys Rev Ser 1996 ..................................     6.250   06-15-20    A-       1,000   1,074,930     5.81
New York Local Government Assistance Corp,
 Rev Ref 1993 Ser C ..........................................     5.500   04-01-17    A        1,000   1,014,370     5.42
 Rev Ref Cap Apprec Ser 1993 C ...............................      Zero   04-01-14    AAA      1,100     454,476     5.40
 Ser 1991 A Pub Benefit Corp. ................................     7.250   04-01-18    AAA      1,000   1,115,780     6.50
 Ser 1992 A Pub Benefit Corp. ................................     6.875   04-01-19    A        2,000   2,237,200     6.15
 Ser 1992C A Pub Benefit Corp. ...............................     6.000   04-01-12    A          200     216,850     5.53
New York State Dormitory Auth,
 City Univ Rev Iss Ser U .....................................     6.375   07-01-08    BBB+       500     531,720     5.99
 City Univ Sys Consol Rev Ser 1990A ..........................     7.625   07-01-20    BBB        485     537,739     6.88
 Genessee Valley Presbyterian Nursing Center FHA-Ins Mtg
 Rev Ser 1992B ...............................................     6.850   08-01-16    AA         250     270,700     6.33
 KMH Homes Inc FHA-Ins Mtg Rev Ser 1991 ......................     6.950   08-01-31    AA       1,200   1,292,760     6.45
 Manhattanville College Ins Rev Ser 1990 .....................     7.500   07-01-22    AAA        305     337,156     6.78
 Nyack Hosp Rev Ser 1996 .....................................     6.250   07-01-13    Baa2       500     520,690     6.00
 State Univ Ed Facil Rev Ser 1990A ...........................     7.700   05-15-12    Aa         300     332,055     6.96
 State Univ Ed Facil Rev Ser 1993A ...........................     5.500   05-15-19    A        2,000   2,002,340     5.49
 State Univ Ed Facil Rev Ser 1993A ...........................     5.250   05-15-15    A        1,000     999,920     5.25

                        SEE NOTES TO FINANCIAL STATEMENTS

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

                                                                                              PAR VALUE              YIELD
                                                                 INTEREST  MATURITY  CREDIT     (000S    MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE     DATE     RATING*   OMITTED)   VALUE     MARKET +
--------------------------                                         ----     ----     -------   --------   -----     --------
New York (continued)
   United Hlth Serv Inc FHA-Ins Mtg Rev Ser 1989 .............     7.350%  08-01-29    AAA       $200    $213,330     6.89%
   Univ of Rochester Rev Ser 1987 ............................     6.500   07-01-09    A+         625     638,612     6.36
   Upstate Community Colleges 1988A Iss ......................     7.750   07-01-18    BBB+       300     315,387     7.37
   Vassar College Rev Ser 1990 ...............................     7.250   07-01-15    AAA        250     274,700     6.60
  New York State Energy Research and Development Auth,
   Elec Facil Rev Ser 1986 A Consol Edison Co of NY Inc Proj .     7.500   11-15-21    AA-        200     204,478     7.34
   Elec Facil Rev Ser 1989 A Consol Edison Co of NY Inc Proj .     7.750   01-01-24    A+         200     205,010     7.56
   Elec Facil Rev Ser 1989 B Consol Edison Co of NY Inc Proj .     7.375   07-01-24    A+         200     206,286     7.15
   Elec Facil Rev Ser 1990 A Consol Edison Co of NY Inc Proj .     7.500   07-01-25    A+         260     274,919     7.09
   Elec Facil Rev Ser 1991 A Consol Edison Co of NY Inc Proj .     7.500   01-01-26    A+         420     448,699     7.02
  New York State Environmental Facilities Corp,
   State Wtr Poll Control Revolving Fund Rev Ser 1990 A ......     7.500   06-15-12    A          630     695,615     6.79
   State Wtr Poll Control Revolving Fund Rev Ser 1991 E ......     6.875   06-15-10    A          400     439,668     6.25
  New York State Housing Finance Agency,
   Ins Multi-Family Mtg Hsg 1992 Ser C .......................     6.450   08-15-14    AAA        500     522,450     6.17
   Ins Multi-Family Mtg Hsg 1994 Ser B .......................     6.250   08-15-14    AAA        750     788,813     5.94
   Ins Multi-Family Mtg Hsg 1994 Ser C .......................     6.450   08-15-14    Aa       1,000   1,049,080     6.15
  New York State Medical Care Facilities Finance Agency,
   Hosp & Nursing Home FHA-Ins Mtg Rev 1988 Ser C ............     7.700   02-15-22    AAA        450     475,110     7.29
   Hosp & Nursing Home Ins Mtg Rev 1992 Ser B ................     6.950   02-15-32    AA       1,000   1,086,840     6.39
   Mental Hlth Serv Facil Imp Rev 1990 Ser B Preref ..........     7.875   08-15-20    AAA        175     195,771     7.04
   Mental Hlth Serv Facil Imp Rev 1990 Ser B Unref Bal .......     7.875   08-15-20    A-          65      72,194     7.09
   Mental Hlth Serv Facil Imp Rev 1991 Ser A Preref ..........     7.750   08-15-11    AAA        205     231,279     6.87
   Mental Hlth Serv Facil Imp Rev 1991 Ser A Unref Bal .......     7.750   08-15-11    A-          20      22,377     6.93
   Mental Hlth Serv Facil Imp Rev 1991 Ser B Preref ..........     7.625   08-15-17    A-          80      89,481     6.82
   Mental Hlth Serv Facil Imp Rev 1991 Ser B Unref Bal .......     7.625   08-15-17    A-         165     186,988     6.73
   Mental Hlth Serv Facil Imp Rev 1991 Ser C Preref ..........     7.300   02-15-21    AAA        365     410,508     6.49
   Mental Hlth Serv Facil Imp Rev 1991 Ser C Unref Bal .......     7.300   02-15-21    A-          35      38,715     6.60
   Rev Mental Hlth Serv Ser E ................................     6.250   08-15-19    AAA      1,500   1,601,670     5.85
   Sec Hosp Rev 1991 Ser A ...................................     7.350   08-15-11    BBB        250     274,035     6.71
  New York State Mortgage Agency,
   Homeowner Mtg Rev Ser 27 ..................................     6.900   04-01-15    Aa       1,175   1,264,617     6.41
   Homeowner Mtg Rev Ser 28 ..................................     7.050   10-01-23    Aa         500     530,445     6.65
   Homeowner Mtg Rev Ser 57 ..................................     6.300   10-01-17    Aa         500     528,105     5.96
   Homeowner Mtg Rev Ser BB-2 ................................     7.950   10-01-15    Aa         230     235,078     7.78
   Homeowner Mtg Rev Ser EE-4 ................................     7.800   10-01-13    Aa         300     318,423     7.35
   Homeowner Mtg Rev Ser JJ ..................................     7.500   10-01-17    Aa         330     348,793     7.10
   Homeowner Mtg Rev Ser VV ..................................     7.375   10-01-11    Aa         195     208,008     6.91
  New York State Power Auth,
   Gen Purpose Ser W .........................................     6.500   01-01-08    AA-        250     282,340     5.76
   Gen Purpose Ser Y .........................................     6.500   01-01-11    AA-        250     268,260     6.06
   Gen Purpose Ser Y .........................................     6.750   01-01-18    AA-        250     271,060     6.23
  New York State Thruway Auth,
   Local Highway & Bridge Serv Contract Ser 1991 .............     7.250   01-01-10    BBB+       300     332,037     6.55
  New York State Urban Development Corp,
   Rev Ser 1990 Onondaga County Convention Center Proj .......     7.875   01-01-20    BBB        250     282,340     6.97

                        SEE NOTES TO FINANCIAL STATEMENTS

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

                                                                                              PAR VALUE               YIELD
                                                                 INTEREST  MATURITY  CREDIT     (000S     MARKET       AT
STATE, ISSUER, DESCRIPTION                                         RATE     DATE     RATING*   OMITTED)    VALUE     MARKET +
--------------------------                                         ----     ----     -------   --------    -----     --------
New York (continued)
   Rev Ser 7 Correctional Cap Facil Proj .....................     5.700%  01-01-16    BBB     $1,000    $1,003,230     5.68%
  New York, City of,
   GO Fiscal 1991 Ser B ......................................     8.250   06-01-07    A          200       246,016     6.71
   GO Fiscal 1991 Ser D Preref ...............................     8.000   08-01-04    Aaa        220       251,959     6.99
   GO Fiscal 1991 Ser D Unref Bal ............................     8.000   08-01-04    A           30        33,675     7.13
   GO Fiscal 1991 Ser F Preref ...............................     8.200   11-15-03    A           45        52,262     7.06
   GO Fiscal 1991 Ser F Unref Bal ............................     8.200   11-15-03    A          205       233,112     7.21
   GO Fiscal 1992 Ser A Preref ...............................     7.750   08-15-12    Aaa         60        68,248     6.81
   GO Fiscal 1992 Ser A Unref Bal ............................     7.750   08-15-12    A          190       212,357     6.93
   GO Fiscal 1992 Ser B ......................................     7.000   10-01-13    A          500       549,775     6.37
   GO Fiscal 1992 Ser C ......................................     7.500   08-01-21    A          250       281,183     6.67
   GO Fiscal 1992 Ser H ......................................     7.000   02-01-22    A          620       675,583     6.42
   GO Fiscal 1996 Ser C ......................................     5.875   02-01-16    A        1,000     1,013,220     5.80
   GO Fiscal 1996 Ser G ......................................     5.750   02-01-17    A        1,000     1,002,280     5.74
  New York, State of,
   GO Environmental Quality Fiscal 1994 ......................     6.500   12-01-14    A        1,000     1,110,040     5.86
  North Country Development Auth,
   Solid Waste Mgt Sys Rev Preref Ser 1992 A .................     6.750   07-01-12    Baa        265       282,167     6.34
   Solid Waste Mgt Sys Rev Unref Bal Ser 1992 A ..............     6.750   07-01-12    Baa        225       234,232     6.48
  Onondaga County Industrial Development Agency,
   Civic Facil Rev 1993 Ser B Community Gen Hosp of
   Greater Syracuse Proj .....................................     6.625   01-01-18    BBB      1,000     1,064,880     6.22
  Port Auth of New York and New Jersey,
   Spec Proj KIAC Partners Proj Ser 4 ........................     6.750   10-01-19    BBB      2,500     2,692,100     6.27
  Triborough Bridge and Tunnel Auth,
   Gen Purpose Rev Ser 1993 ..................................      Zero   01-01-21    AAA      1,500       421,845     5.51
   Spec Oblig Ref Ser 1991B ..................................     6.875   01-01-15    A-         500       543,060     6.33
                                                                                                         ----------
                                                                                                         51,624,554
                                                                                                         ----------
Puerto Rico (7.42%)
  Puerto Rico Aqueduct and Sewer Auth,
   Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth of
   Puerto Rico ...............................................    8.096#   07-01-11    AAA      2,000     2,397,500     6.86
  Puerto Rico Public Building Auth,
   Rev Gtd Govt Facil Ser A ..................................     6.250   07-01-12    AAA      1,110     1,251,558     5.54
  Puerto Rico, Commonwealth of,
   GO Pub Imp Unltd Ref Ser 1994 .............................     6.400   07-01-11    A          500       544,825     5.87
                                                                                                         ----------
                                                                                                          4,193,883
                                                                                                         ----------
                                                         TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                       (Cost $51,913,970)      (98.79%) $55,818,437
                                                                                               ======   ===========


* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Services, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.
+ The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero Coupon yields are at yield to maturity.
#   Represents rate in effect on August 31, 1997.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                        SEE NOTES TO FINANCIAL STATEMENTS

==============================================================================

                              FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

Portfolio Concentration
August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

The New York Tax-Free Income Fund invests primarily in securities issued by the state of New York and its various political subdivisions. The performance of the Fund is closely tied to the economic conditions within the state and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the Fund's investments at August 31, 1997 assigned to the various sector categories.

                                                                 MARKET VALUE
                                                                AS A PERCENTAGE
                                                                 OF THE FUND'S
SECTOR DISTRIBUTIONS                                              NET ASSETS
--------------------                                              ----------

General Obligation ............................................      11.11%
Revenue Bonds - Education .....................................      15.16
Revenue Bonds - Electric Power ................................       6.22
Revenue Bonds - Health ........................................      14.24
Revenue Bonds - Housing .......................................      14.01
Revenue Bonds - Industrial Development Bond ...................       7.75
Revenue Bonds - Other .........................................      13.89
Revenue Bonds - Transportation ................................       8.26
Revenue Bonds - Water & Sewer .................................       8.15
                                                                     -----
                               TOTAL TAX-EXEMPT LONG-TERM BONDS      98.79%
                                                                     =====

                        SEE NOTES TO FINANCIAL STATEMENTS

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                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

NOTE A -
ACCOUNTING POLICIES

John Hancock Tax-Exempt Series Fund (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock New York Tax-Free Income Fund (the "Fund") and John Hancock Massachusetts Tax-Free Income Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and New York personal income taxes as is consistent with preservation of capital.

      The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. On October 3, 1996, Class B shares of beneficial interest were sold to commence class activity.

      Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $292,545 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2003 -- $75,132 and August 31, 2004 -- $217,413.
Additionally, net capital losses of $62,129 attributable to security transactions occurring after October 31, 1996 are treated as arising on the first day (September 1, 1997) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

      The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or

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                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had no borrowing activity for the period ended August 31, 1997.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

      When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

      For federal income tax purposes, the amount, character and timing of the Fund gains and/or losses can be affected as a result of futures contracts.

      At August 31, 1997, there were no open positions in financial futures contracts.

OPTIONS Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

      The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

      The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual expo-

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                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

sure will be limited to the change in value of the contract over the period the contract remains open.

      Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

      At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

      There were no written option transactions for the period ended August 31, 1997.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e)
0.300% of the Fund's average daily net asset value in excess of $1,250,000,000.

      The Adviser has voluntarily agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 0.70% and 1.40% of the average net assets attributable to Class A and Class B, respectively. Accordingly, for the period ended August 31, 1997, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $222,709. This limitation may be discontinued at any time.

      The Fund has an agreement with its custodian bank under which $5,779 of custodian fees have been reduced by balance credits applied during the period ended August 31, 1997. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

      The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended August 31, 1997, net sales charges received with regard to sales of Class A shares amounted to $155,262. Out of this amount, $20,879 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $36,663 was paid as sales commissions to unrelated broker-dealers and $97,720 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

      Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution- related services to the Fund in connection with the sale of Class B shares. For the period ended August 31, 1997 the contingent deferred sales charges received by JH Funds amounted to $2,301.

      In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

      The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of

================================================================================

                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are Directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At August 31, 1997, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $416.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended August 31, 1997, aggregated $25,824,964 and $26,925,359, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended August 31, 1997.

      The cost of investments owned at August 31, 1997 for federal income tax purposes was $51,913,970. Gross unrealized appreciation and depreciation of investments aggregated $3,905,197 and $730, respectively, resulting in net unrealized appreciation of $3,904,467.

NOTE D -
Reclassification of accounts

During the year ended August 31, 1997, the Fund has reclassified amounts to reflect an increase in accumulated net realized loss on investments of $16,553, an increase in undistributed net investment income of $16,632 and a decrease in capital paid-in of $79. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1997. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

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                         NOTES TO FINANCIAL STATEMENTS

              John Hancock Funds -- New York Tax-Free Income Fund

REPORT OF INDEPENDENT AUDITORS
To the Shareholders and Board of Trustees of John Hancock New York Tax-Free Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for credit ratings and yields at market), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the New York Tax-Free Income Fund (the "Fund") at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 14, 1997


TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 1997.

      None of the 1997 income dividends qualify for the corporate dividends received deduction. Shareholders, who are not subject to the alternative minimum tax, received income dividends which are 99.53% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 14.65%.

      None of the income dividends were derived from U.S. Treasury Bills.

      For specific information on exception provisions in your state, consult your local state tax office or your tax advisor.

      Shareholders will receive a 1997 U.S. Treasury Department Form 1099-DIV in January, 1998. This will reflect the total of all distributions which are taxable for calendar year 1997.

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                                      NOTES

               John Hancock Funds -- New York Tax-Free Income Fund

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                                      NOTES

               John Hancock Funds -- New York Tax-Free Income Fund

================================================================================

                                      NOTES

               John Hancock Funds -- New York Tax-Free Income Fund

================================================================================

[A 1/2" x 1/2" John Hancock Funds logo                            --------------
in upper left hand corner of the page. A                            Bulk Rate
box sectioned in quadrants with a                                 U.S. Postage
triangle in upper left, a circle in                                   PAID
upper right, a cube in lower left and a                           Randolph, MA
diamond in lower right. A tag line below                          Permit No. 75
reads: "A Global Investment Management                            --------------
Firm."]


--------------------------------------------------------------------------------

This report is for the information of shareholders of the John Hancock Massachusetts Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

                                                                      7600A 8/97
                                                                           10/97

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]